Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Line of Credit
Note 6.	Line of Credit

The Company has a line of credit and security agreement with a German bank collateralized by certain assets of the Company for approximately $1,700 (€1,300). In addition to the collateralization of assets against this facility, the line of credit and security agreement was also previously guaranteed by the Chairman and Chief Executive Officer (“CEO”) of the Company. On July 19, 2013, the bank removed this guarantee from the arrangement. There were no changes to available borrowing capacity or interest rates as a result of the removal of the guarantee.

Of the total amount available under this facility, approximately $650 (€500) is available for short-term borrowings or cash advances (overdrafts). Both short-term borrowings and overdrafts are subject to variable interest rates as determined by the bank. At June 30, 2013, interest rates were 2.51% for short-term borrowings and 6.20% for overdrafts. There is no commitment fee associated with this agreement. At June 30, 2013, the Company had no outstanding short-term borrowings. At December 31, 2012, the Company had outstanding short-term borrowings of $528 (€400). At June 30, 2013 and December 31, 2012, there were no outstanding overdraft amounts.

Amounts in excess of the amounts available for short-term borrowings and overdrafts are available for additional bank transactions requiring security (i.e. bank guarantees, leasing, letters of credit, etc.). Amounts covered under the security agreement accrue interest at 1.75%. There is no charge for unused amounts under the security agreement. At June 30, 2013 and December 31, 2012, the Company had transactions guaranteed by the security agreement of $343 (€264) and $757 (€573), respectively.

Note 7. Line of Credit

The Company has a line of credit and security agreement with a German bank collateralized by certain assets of the Company and guaranteed by the majority member of the Company for approximately $2,000 (€1,500). Of this amount, approximately $1,100 (€800) is available for short-term borrowings or cash advances (overdrafts). Both short-term borrowings and overdrafts are subject to variable interest rates as determined by the bank. At December 31, 2012, interest rates were 1.82% for short-term borrowings and 6.20% for overdrafts. There is no commitment fee associated with this agreement. At December 31, 2012, the Company had outstanding short-term borrowings of $528 (€400). At December 31, 2011, there were no short-term borrowings outstanding. At December 31, 2012 and 2011, there were no outstanding overdraft amounts.

The line of credit agreement is subject to an annual minimum equity-to-asset ratio covenant. At December 31, 2012, the Company was in compliance with this covenant. At December 31, 2011, the Company was not in compliance with this covenant. The bank did not take action related to this noncompliance. Related to the 2011 noncompliance, there were no cross default provisions or related impacts on other lending agreements.

Amounts in excess of the amounts available for short-term borrowings and overdrafts are available for additional bank transactions requiring security (i.e. bank guarantees, leasing, letters of credit, etc.). Amounts covered under the security agreement accrue interest at 1.75%. There is no charge for unused amounts under the security agreement. At December 31, 2012 and 2011, the Company had $757 (€573) and $231 (€178), respectively, in transactions guaranteed by the security agreement.